Benefit Plans — Predecessor (Details) - Schedule of amounts recognized in the consolidated balance sheets consist - Aria Energy LLC [Member] - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Sep. 14, 2021	Dec. 31, 2020
Benefit Plans — Predecessor (Details) - Schedule of amounts recognized in the consolidated balance sheets consist [Line Items]
Accrued benefit liability	$ (3,621)	$ (3,750)
Unrecognized net actuarial loss	1,000	1,205
Unrecognized prior service benefit	136	144
Net amount recognized	$ (2,485)	$ (2,401)